ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets classified as held-for-sale
Total assets classified as held-for-sale	$ 0	¥ 0	¥ 123,390,350
Liabilities directly associated with assets held-for-sale
Long-term borrowing due within one year			(31,624,560)
Total liabilities directly associated with assets held-for-sale	$ 0	0	¥ 44,691,296
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Assets classified as held-for-sale
Cash and cash equivalents		43,027,475
Prepayments and other current assets		5,162,857
Property, equipment and software, net		14,051,044
Land use rights, net		61,148,974
Total assets classified as held-for-sale		123,390,350
Liabilities directly associated with assets held-for-sale
Accounts payable		50,000
Other taxes payable		1,585,095
Other payables and accruals		46,800
Interest payable		11,384,841
Long-term borrowing due within one year		31,624,560
Total liabilities directly associated with assets held-for-sale		¥ 44,691,296